UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21708

Name of Fund: Dow 30(SM) Premium and Dividend Income Fund Inc. (DPD)

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive
      Officer, Dow 30(SM) Premium and Dividend Income Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code: (212) 449-4742

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 - 09/30/2007

Item 1 - Schedule of Investments

Dow 30(SM) Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                         Shares
Industry                                                   Held  Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 14.6%                             144,523  Boeing Co.                                           $  15,173,470
                                                        144,523  Honeywell International, Inc.                            8,594,783
                                                        144,523  United Technologies Corp.                               11,631,211
                                                                                                                      -------------
                                                                                                                         35,399,464
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 2.2%                                      144,523  General Motors Corp.                                     5,303,994
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 3.4%                                        144,523  The Coca-Cola Co.                                        8,305,737
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 3.0%                                        144,523  E.I. du Pont de Nemours & Co.                            7,162,560
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 10.0%                         144,523  Hewlett-Packard Co.                                      7,195,800
                                                        144,523  International Business Machines Corp.                   17,024,809
                                                                                                                      -------------
                                                                                                                         24,220,609
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 3.5%                                 144,523  American Express Co.                                     8,580,331
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 5.5%                   144,523  Citigroup, Inc.                                          6,744,888
                                                        144,523  JPMorgan Chase & Co.                                     6,622,044
                                                                                                                      -------------
                                                                                                                         13,366,932
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 5.2%           144,523  AT&T Inc.                                                6,114,768
                                                        144,523  Verizon Communications, Inc.                             6,399,478
                                                                                                                      -------------
                                                                                                                         12,514,246
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.6%                         144,523  Wal-Mart Stores, Inc.                                    6,308,429
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 3.2%                    144,523  McDonald's Corp.                                         7,872,168
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 4.2%                               144,523  The Procter & Gamble Co.                                10,165,748
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 8.0%                         144,523  3M Co.                                                  13,524,462
                                                        144,523  General Electric Co.                                     5,983,252
                                                                                                                      -------------
                                                                                                                         19,507,714
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.0%                                        144,523  American International Group, Inc.                       9,776,981
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 4.7%                                        144,523  Caterpillar, Inc.                                       11,334,939
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.0%                                            144,523  Walt Disney Co.                                          4,970,146
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.3%                                  144,523  Alcoa, Inc.                                              5,653,740
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 5.5%                      144,523  Exxon Mobil Corp.                                       13,377,049
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 8.4%                                  144,523  Johnson & Johnson                                        9,495,161
                                                        144,523  Merck & Co., Inc.                                        7,470,394
                                                        144,523  Pfizer, Inc.                                             3,530,697
                                                                                                                      -------------
                                                                                                                         20,496,252
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 1.5%         144,523  Intel Corp.                                              3,737,365
-----------------------------------------------------------------------------------------------------------------------------------
Software - 1.8%                                         144,523  Microsoft Corp.                                          4,257,648
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.9%                                 144,523  Home Depot, Inc.                                         4,688,326
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 4.1%                                          144,523  Altria Group, Inc.                                      10,048,684
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks (Cost - $183,929,702) - 101.6%     247,049,062
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Face
                                                         Amount  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 0.4%                                  $ 992,134  State Street Bank & Trust Co., 3.75% due 10/01/2007        992,134
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Short-Term Securities
                                                                 (Cost - $992,134) - 0.4%                                   992,134
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investments Before Options Written
                                                                 (Cost - $184,921,836) - 102.0%                         248,041,196
-----------------------------------------------------------------------------------------------------------------------------------

                                                      Number of
                                                      Contracts  Options Written
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Written                                        610  3M Co., expiring October 2007 at USD 90.254, Broker
                                                                 JPMorgan Chase                                            (242,780)
                                                            610  AT&T Inc., expiring October 2007 at USD 40.137,
                                                                 Broker JPMorgan Chase                                     (131,760)
                                                            610  Alcoa, Inc., expiring October 2007 at USD 36.092,
                                                                 Broker BNP Paribas                                        (187,270)
                                                            610  Altria Group, Inc., expiring October 2007 at
                                                                 USD 68.952, Broker Deutsche Bank AG                        (91,646)

Dow 30(SM) Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                      Number of
                                                      Contracts  Options Written                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            610  American Express Co., expiring October 2007 at
                                                                 USD 57.984, Broker BNP Paribas                       $     (97,600)
                                                            610  American International Group, Inc., expiring
                                                                 October 2007 at USD 66.263, Broker Deutsche Bank AG        (93,989)
                                                            610  Boeing Co., expiring October 2007 at USD 97.366,
                                                                 Broker Deutsche Bank AG                                   (468,205)
                                                            610  Caterpillar, Inc., expiring October 2007 at
                                                                 USD 75.437, Broker JPMorgan Chase                         (195,200)
                                                            610  Citigroup, Inc., expiring October 2007 at
                                                                 USD 46.723, Broker JPMorgan Chase                          (31,110)
                                                            610  The Coca-Cola Co., expiring October 2007 at
                                                                 USD 53.93, Broker UBS Warburg                             (222,162)
                                                            610  E.I. du Pont de Nemours & Co., expiring October 2007
                                                                 at USD 48.702, Broker JPMorgan Chase                       (61,610)
                                                            610  Exxon Mobil Corp., expiring October 2007 at
                                                                 USD 87.49, Broker UBS Warburg                             (340,075)
                                                            610  General Electric Co., expiring October 2007 at
                                                                 USD 38.714, Broker Deutsche Bank AG                       (165,109)
                                                            610  General Motors Corp., expiring October 2007 at
                                                                 USD 30.239, Broker Banc of America                        (395,425)
                                                            610  Hewlett-Packard Co., expiring October 2007 at
                                                                 USD 50.641, Broker JPMorgan Chase                          (33,550)
                                                            610  Home Depot, Inc., expiring October 2007 at
                                                                 USD 37.41, Broker JPMorgan Chase                                (1)
                                                            610  Honeywell International, Inc., expiring October 2007
                                                                 at USD 56.924, Broker JPMorgan Chase                      (178,120)
                                                            610  Intel Corp., expiring October 2007 at USD 26.43,
                                                                 Broker UBS Warburg                                         (17,141)
                                                            610  International Business Machines Corp., expiring
                                                                 October 2007 at USD 119.37, Broker UBS Warburg             (76,555)
                                                            610  JPMorgan Chase & Co., expiring October 2007 at
                                                                 USD 44.41, Broker UBS Warburg                              (98,332)
                                                            610  Johnson & Johnson, expiring October 2007 at
                                                                 USD 62.216, Broker BNP Paribas                            (220,210)
                                                            610  McDonald's Corp., expiring October 2007 at
                                                                 USD 49.318, Broker Deutsche Bank AG                       (322,598)
                                                            610  Merck & Co., Inc., expiring October 2007 at
                                                                 USD 50.974, Broker Deutsche Bank AG                        (93,013)
                                                            610  Microsoft Corp., expiring October 2007 at
                                                                 USD 29.199, Broker JPMorgan Chase                          (46,360)
                                                            610  Pfizer, Inc., expiring October 2007 at USD 24.866,
                                                                 Broker BNP Paribas                                         (17,080)
                                                            610  The Procter & Gamble Co., expiring October 2007 at
                                                                 USD 66.771, Broker HSBC Securities                        (227,283)
                                                            610  United Technologies Corp., expiring October 2007 at
                                                                 USD 75.76, Broker UBS Warburg                             (311,039)
                                                            610  Verizon Communications, Inc., expiring October 2007
                                                                 at USD 42.683, Broker JPMorgan Chase                      (100,650)
                                                            610  Wal-Mart Stores, Inc., expiring October 2007 at
                                                                 USD 43.187, Broker HSBC Securities                         (75,696)
                                                            610  Walt Disney Co., expiring October 2007 at
                                                                 USD 33.563, Broker Deutsche Bank AG                        (52,039)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Options Written
                                                                 (Premiums Received - $2,820,012) - (1.9%)               (4,593,608)
-----------------------------------------------------------------------------------------------------------------------------------

Dow 30(SM) Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investments, Net of Options Written
                                                                 (Cost - $182,101,824*) - 100.1%                      $ 243,447,588

                                                                 Liabilities in Excess of Other Assets - (0.1%)            (306,306)
                                                                                                                      -------------
                                                                 Net Assets - 100.0%                                  $ 243,141,282
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 182,105,557
                                                                  =============
      Gross unrealized appreciation                               $  65,618,257
      Gross unrealized depreciation                                  (4,276,226)
                                                                  -------------
      Net unrealized appreciation                                 $  61,342,031
                                                                  =============

o For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dow 30(SM) Premium and Dividend Income Fund Inc.


By: /s/ Mitchell M. Cox
    ---------------------------------
    Mitchell M. Cox,
    Chief Executive Officer (principal executive officer) of
    Dow 30(SM) Premium and Dividend Income Fund Inc.

Date: November 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    ---------------------------------
    Mitchell M. Cox,
    Chief Executive Officer (principal executive officer) of
    Dow 30(SM) Premium and Dividend Income Fund Inc.

Date: November 19, 2007


By: /s/ James E. Hillman
    ---------------------------------
    James E. Hillman,
    Chief Financial Officer (principal financial officer) of
    Dow 30(SM) Premium and Dividend Income Fund Inc.

Date: November 19, 2007